Derivative Instruments and Hedging Activities - Additional Information (Detail) - Term Facility Interest Rate Swap [Member]	Apr. 14, 2014 USD ($)
Derivative [Line Items]
Aggregate notional amount	$ 850,000,000
Loan fixed-rate under new credit agreement	2.0311%
LIBOR floor percentage	1.00%
Interest rate swap agreement expiration date	Apr. 14, 2019